Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.04
Ordinary shares, shares authorized	[1]		25,000,000
Ordinary shares, shares issued	[1]		831,366
Ordinary shares, shares outstanding	[1]		831,366
Class A ordinary shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.04
Ordinary shares, shares authorized	[1]	6,050,000,000
Ordinary shares, shares issued	[1]	3,331,681
Ordinary shares, shares outstanding	[1]	3,331,681
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.04
Ordinary shares, shares authorized	[1]	200,000,000
Ordinary shares, shares issued	[1]	306,383
Ordinary shares, shares outstanding	[1]	306,383

[1]	Giving retroactive effect on the 1-for-25 reverse share split to the issued and outstanding ordinary Shares effected on May 22, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.